The Company, Business Activities and Basis of Presentation	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
The Company, Business Activities and Basis of Presentation

1. The Company, Business Activities and Basis of Presentation

The Company and Business Activities

The Company was founded in California in May 1997 and effected a reincorporation to Delaware in July 2013. The Company is an early stage molecular oncology diagnostics company that develops and commercializes proprietary circulating tumor cell, or CTC, and circulating tumor DNA, or ctDNA, assays utilizing a standard blood sample, or liquid biopsy. The Company’s current and planned assays are intended to provide information to aid healthcare providers to identify specific oncogenic alterations that may qualify a subset of cancer patients for targeted therapy at diagnosis, progression or for monitoring in order to identify specific resistance mechanisms. Sometimes traditional procedures, such as surgical tissue biopsies, result in tumor tissue that is insufficient and/or unable to provide the molecular subtype information necessary for clinical decisions. The Company’s assays, performed on blood, have the potential to provide more contemporaneous information on the characteristics of a patient’s disease when compared with tissue biopsy and radiographic imaging. Additionally, commencing in October 2017, the Company’s pathology partnership program, branded as Empower TCTM, provides the unique ability for pathologists to participate in the interpretation of liquid biopsy results and is available to pathology practices and hospital systems throughout the United States. Further, sales to laboratory supply distributors of the Company’s proprietary blood collection tubes commenced during the three months ending June 30, 2018, which allow for the intact transport of liquid biopsy samples for research use only from regions around the world.

The Company operates a clinical laboratory that is CLIA-certified (under the Clinical Laboratory Improvement Amendment of 1988) and CAP-accredited (by the College of American Pathologists), and manufactures cell enrichment and extraction microfluidic channels, related equipment and certain reagents to perform the Company’s diagnostic assays in a facility located in San Diego, California. CLIA certification and accreditation are required before any clinical laboratory may perform testing on human specimens for the purpose of obtaining information for the diagnosis, prevention, treatment of disease, or assessment of health. The assays the Company offers are classified as laboratory developed tests under the CLIA regulations.

Basis of Presentation

The accompanying unaudited condensed financial statements and notes are prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, and on the basis that the Company will continue as a going concern (see Note 2). The accompanying unaudited condensed financial statements and notes do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

The unaudited condensed financial statements included in this Form 10-Q have been prepared in accordance with the U.S. Securities and Exchange Commission, or SEC, instructions for Quarterly Reports on Form 10-Q. Accordingly, the condensed financial statements are unaudited and do not contain all the information required by GAAP to be included in a full set of financial statements. The balance sheet at December 31, 2017 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for a complete set of financial statements. The audited financial statements for the year ended December 31, 2017, filed with the U.S. Securities and Exchange Commission, or SEC, with our Annual Report on Form 10-K on March 28, 2018 include a summary of our significant accounting policies and should be read in conjunction with this Form 10-Q. In the opinion of management, all material adjustments necessary to present fairly the results of operations for such periods have been included in this Form 10-Q. All such adjustments are of a normal recurring nature. The results of operations for interim periods are not necessarily indicative of the results of operations for the entire year.

On July 6, 2018, the Company’s stockholders approved, and the Company filed, an amendment to the Company’s Certificate of Amendment of Certificate of Incorporation to effect a one-for-thirty reverse stock split of the Company’s outstanding common stock. As such, all references to share and per share amounts in these unaudited condensed financial statements and accompanying notes have been retroactively restated to reflect the one-for-thirty reverse stock split, except for the authorized number of shares of the Company’s common stock of 150,000,000 shares, which was not affected by the one-for-thirty reverse stock split.

Certain prior period balances have been reclassified to conform to the current period presentation.

Revenue Recognition and Accounts Receivable

The Company's commercial revenues are generated from diagnostic services provided to patient’s physicians and billed to third-party insurance payers such as managed care organizations, Medicare and Medicaid and patients for any deductibles, coinsurance or copayments that may be due. Through December 31, 2017, the Company recognized revenue in accordance with the provisions of Accounting Standards Codification, or ASC, 954-605, Health Care Entities—Revenue Recognition, which required that four basic criteria must be met prior to recognition of revenue: (1) persuasive evidence of an arrangement existed; (2) delivery had occurred and title and the risks and rewards of ownership had been transferred to the client or services had been rendered; (3) the price was fixed or determinable; and (4) collectability was reasonably assured. Commencing on March 31, 2017, the Company recognized commercial revenue related to billings for assays delivered and billed to Medicare and other third-party payers on an accrual basis when amounts that will ultimately be realized can be estimated upon delivery, whereby prior to March 31, 2017, the Company recognized revenues for its commercial diagnostic services on a cash basis as collected because the amounts ultimately expected to be received could not be estimated upon delivery due to insufficient collection history experience. Commencing on January 1, 2018, the Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, or ASC 606, which requires that an entity recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Company adopted the provisions of ASC 606 using the modified retrospective application method applied to all contracts, which did not impact amounts previously reported by the Company, nor did it require a cumulative effect adjustment upon adoption, as the Company’s method of recognizing revenue under ASC 606 was analogous to the method utilized immediately prior to adoption. Accordingly, there is no need for the Company to disclose the amount by which each financial statement line item was affected as a result of applying the new standard and an explanation of significant changes.

Contracts

For its commercial revenues, while the Company markets directly to physicians, its customer is the patient. Patients do not enter into direct agreements with the Company that commit either them to pay any portion of the cost of the tests if they have not met their annual deductible limit under their insurance policy, if any, or if their insurance otherwise declines to reimburse the Company. Accordingly, the Company establishes a contract with a commercial patient in accordance with other customary business practices, as follows:

•	Approval of a contract is established via the order and accession, which are submitted by the patient’s physician.
•

The Company is obligated to perform its diagnostic services upon receipt of a sample from a physician, and the patient and/or applicable payer are obligated to reimburse the Company for services rendered based on the patient’s insurance benefits.

•

Payment terms are a function of a patient’s existing insurance benefits, including the impact of coverage decisions with CMS and applicable reimbursement contracts established between the Company and payers, unless the patient is a self-pay patient, whereby the Company bills the patient directly after the services are provided.

•

Once the Company delivers a patient’s assay result to the ordering physician, the contract with a patient has commercial substance, as the Company is legally able to collect payment and bill an insurer and/or patient, regardless of payer contract status or patient insurance benefit status.

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Consideration associated with commercial revenues is considered variable and constrained until fully adjudicated, with net revenues recorded to the extent that it is probable that a significant reversal will not occur.

The Company’s development services revenues are supported by contractual agreements and generated from assay development services provided to entities, as well as certain other diagnostic services provided to physicians, and revenues are recognized upon delivery of the performance obligations in the contract.

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct good or service, or a bundle of goods or services, to the customer. For its commercial and development services revenues, the Company’s contracts have a single performance obligation, which is satisfied upon rendering of services, which culminates in the delivery of a patient’s assay result(s) to the ordering physician or entity. The duration of time between accession receipt and delivery of a valid assay result to the ordering physician or entity is typically less than two weeks. Accordingly, the Company elected the practical expedient and therefore, does not disclose the value of unsatisfied performance obligations.

Transaction Price

The transaction price is the amount of consideration that the Company expects to collect in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties, such as sales taxes. The consideration expected from a contract with a customer may include fixed amounts, variable amounts, or both. The Company’s gross commercial revenues billed, and corresponding gross accounts receivable, are subject to estimated deductions for such allowances and reserves to arrive at reported net revenues, which relate to differences between amounts billed and corresponding amounts estimated to be subsequently collected and is deemed to be variable although the variability is not explicitly stated in any contract. Rather, the implied variability is due to several factors, such as the payment history or lack thereof for third-party payers, reimbursement rate changes for contracted and non-contracted payers, any patient co-payments, deductibles or compliance incentives, the existence of secondary payers and claim denials. The Company estimates the amount of variable consideration using the most likely amount approach to estimating variable consideration for third-party payers, including direct patient bills, whereby the estimated reimbursement for services are established by payment histories on CPT codes for each payer, or similar payer types. When no payment history is available, the value of the account is estimated at Medicare rates, with additional other payer-specific reserves taken as appropriate. Collection periods for billings on commercial revenues range from less than 30 days to several months, depending on the contracted or non-contracted nature of the payer, among other variables. The estimates of amounts that will ultimately be realized from commercial diagnostic services for non-contracted payers require significant judgment by management.

The Company limits the amount of variable consideration included in the transaction price to the unconstrained portion of such consideration. Revenue is recognized up to the amount of variable consideration that is not subject to a significant reversal until additional information is obtained or the uncertainty associated with the additional payments or refunds is subsequently resolved. Differences between original estimates and subsequent revisions, including final settlements, represent changes in the estimate of variable consideration and are included in the period in which such revisions are made. The Company monitors its estimates of transaction price to depict conditions that exist at each reporting date. If the Company subsequently determines that it will collect more consideration than it originally estimated for a contract with a customer, it will account for the change as an increase in the estimate of the transaction price in the period identified as an increase to revenue. Similarly, if the Company subsequently determines that the amount it expects to collect from a customer is less than it originally estimated, it will generally account for the change as a decrease in the estimate of the transaction price as a decrease to revenue, provided that such downward adjustment does not result in a significant reversal of cumulative revenue recognized. Revenue recognized from changes in transaction prices was not significant during the three and nine months ended September 30, 2018.

Allocate Transaction Price

For the Company’s commercial revenues, the entire transaction price is allocated to the single performance obligation contained in a contract with a customer. For the Company’s development services revenues, the contracted transaction price is allocated to each single performance obligation contained in a contract with a customer as performed.

Point-in-time Recognition

The Company’s single performance obligation is satisfied at a point in time, and that point in time is defined as the date a patient’s successful assay result is delivered to the patient’s ordering physician or entity. The Company considers this date to be the time at which the patient obtains control of the promised diagnostic assay service.

Contract Balances

The timing of revenue recognition, billings and cash collections results in accounts receivable recorded in the Company’s condensed balance sheets. Generally, billing occurs subsequent to delivery of a patient’s test result to the ordering physician or entity, resulting in an account receivable.

Practical Expedients

The Company does not adjust the transaction price for the effects of a significant financing component, as at contract inception, the Company expects the collection cycle to be one year or less.

The Company expenses sales commissions when incurred because the amortization period is one year or less, which are recorded within sales and marketing expenses.

The Company incurs certain other costs that are incurred regardless of whether a contract is obtained. Such costs are primarily related to legal services and patient communications. These costs are expensed as incurred and recorded within general and administrative expenses.

Disaggregation of Revenue and Concentration of Risk

The composition of the Company’s net revenues recognized during the three and nine months ended September 30, 2017 and 2018, disaggregated by source and nature, are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2017	2018	2017	2018
Net revenues from contracted payers*	$422,136	$325,097	$1,655,287	$1,019,857
Net revenues from non-contracted payers	621,881	373,018	2,206,414	1,211,309
Development services revenues	67,394	63,476	211,736	159,606
Total net revenues	$1,111,411	$761,591	$4,073,437	$2,390,772

*Includes Medicare and Medicare Advantage, as reimbursement amounts are fixed and miscellaneous income from CEE-Sure blood collection tubes.

	For the three months ended September 30,		For the nine months ended September 30,
	2017	2018	2017	2018
Net commercial revenues recognized upon delivery	$941,783	$698,115	$2,703,424	$2,231,166
Development services revenues recognized upon delivery	67,394	63,476	211,736	159,606
Commercial revenues recognized upon cash collection	102,234	—	1,158,277	—
Total net revenues	$1,111,411	$761,591	$4,073,437	$2,390,772

The amount of nonrecurring net revenue recorded during the three and nine months ended September 30, 2017, had the Company commenced recognizing revenue for commercial diagnostic services upon delivery on or prior to December 31, 2016 instead of on March 31, 2017, was $102,000 and $839,000, respectively, and the corresponding decrease in net loss per common share was $0.10 and $0.97, respectively. The incremental net revenue and decrease in loss from operations as a result of recognizing revenue on an accrual basis commencing on March 31, 2017, or the total amount of net revenue recorded in excess of the amount of commercial cash collections, was $125,000 and $1,158,000 during the three and nine months ended September 30, 2017, respectively, and the corresponding decrease in net loss per common share was $0.13 and $1.35, respectively.  For the nine months ended September 30, 2018 all revenues were recognized on an accrual basis.

Concentrations of credit risk with respect to revenues are primarily limited to geographies to which the Company provides a significant volume of its services, and to specific third-party payers of the Company’s services such as Medicare, insurance companies, and other third-party payers. The Company’s client base consists of many geographically dispersed clients diversified across various customer types.

The Company's third-party payers that represent more than 10% of total net revenues in any period presented, as well as their related net revenue amount as a percentage of total net revenues, during the three and nine months ended September 30, 2017 and 2018 were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2017	2018	2017	2018
Medicare and Medicare Advantage	45%	40%	41%	39%
Blue Cross Blue Shield	16%	9%	17%	14%
United Healthcare	14%	6%	12%	15%

The Company's third-party payers that represent more than 10% of total net accounts receivable, and their related net accounts receivable balance as a percentage of total net accounts receivable, at December 31, 2017 and September 30, 2018 were as follows:

	December 31, 2017	September 30, 2018
Blue Cross Blue Shield	27%	22%
Medicare and Medicare Advantage	21%	18%
United Healthcare	15%	11%

Recent Accounting Pronouncements

In May 2014, and as subsequently updated and amended from time to time, the Financial Accounting Standards Board, or FASB, issued authoritative guidance that requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, and may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company adopted the new standard for the fiscal year beginning January 1, 2018 using the modified retrospective application method, which did not have a material impact on its financial statements or disclosures.

In January 2016, the FASB issued authoritative guidance requiring, among other things, that certain equity investments be measured at fair value with changes in fair value recognized in net income, that financial assets and financial liabilities be presented separately by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements, that the prior requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet be eliminated, and that a reporting organization is to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company adopted this guidance for the fiscal year beginning on January 1, 2018, which did not have a material impact on its financial statements or disclosures.

In February 2016, the FASB issued authoritative guidance requiring, among other things, that entities recognize the assets and liabilities arising from leases on the balance sheet under revised criteria, while the classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria in the previous leases guidance. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company anticipates that the adoption of this guidance will materially affect its statement of financial position and will require changes to its processes. The Company expects to adopt this guidance for the reporting period beginning on January 1, 2019 and has not yet made a decision on the method of adoption with respect to the optional practical expedients.

In August 2016, the FASB issued authoritative guidance clarifying the classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, on a retrospective transition method to each period presented. The Company adopted this guidance for the reporting period beginning January 1, 2018, which did not have a material impact on its financial statements or disclosures.

In January 2017, the FASB issued authoritative guidance clarifying the definition of a business when evaluating transactions involving acquisitions or disposals of assets or businesses. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company adopted this guidance for the reporting period beginning January 1, 2018, which did not have a material impact on its financial statements or disclosures.

In July 2017, the FASB issued authoritative guidance changing the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features, whereby a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock, and also clarifying existing disclosure requirements for equity-classified instruments. This guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company early adopted this guidance for the fiscal year beginning on January 1, 2018, which did not have a material impact on its financial statements or disclosures upon adoption, but did result in equity classification for the warrants issued on January 30, 2018, whereby liability classification may have occurred in the absence of the adoption of this guidance due to the existence of a down round feature associated with the exercise price of the warrants, which would have resulted in material impacts to the Company’s financial statements and disclosures.

In August 2017, the FASB issued authoritative guidance that expands and refines hedge accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted. The Company currently intends to adopt this guidance for the fiscal year beginning on January 1, 2019 and does not anticipate that the adoption of this guidance will have a material impact on its financial statements or disclosures because the Company does not currently hold any financial instruments accounted for as a hedging activity.

In February 2018, the FASB issued authoritative guidance allowing a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from a tax bill, “H.R.1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018,” or the Tax Cuts and Jobs Act, enacted on December 22, 2017. These amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act. However, because these amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. This guidance also requires certain disclosures about stranded tax effects. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The Company currently intends to adopt this guidance for the fiscal year beginning on January 1, 2019 and does not anticipate that the adoption of this guidance will have a material impact on its financial statements or disclosures because the Company does not currently maintain any stranded tax effects in accumulated other comprehensive income.

In February 2018, the FASB issued authoritative guidance concerning certain fair value option liabilities, equity securities without a readily determinable fair value, and certain equity investments. This guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years beginning after June 15, 2018. Public entities with fiscal years beginning between December 15, 2017 and June 15, 2018 are not required to adopt these amendments until the interim period beginning after June 15, 2018. The Company adopted this guidance for the interim period beginning on July 1, 2018, which did not have a material impact on its financial statements or disclosures because the Company did not hold any fair value option liabilities, equity securities without a readily determinable fair value, or equity investments.